UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21227

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Bond Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.9%

Security	Principal Amount (000’s omitted)	Value
Education — 31.0%
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	$390	$435,256
Delaware County Authority, (Villanova University), 5.00%, 8/1/35	750	854,663
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,700,040
Lehigh County General Purpose Authority, (Muhlenberg College), 5.00%, 2/1/31	755	883,395
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	872,580
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	95	109,487
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	135	156,636
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	285	332,310
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	185	213,884
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	270	305,640
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	230	258,798
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	610	671,122
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/26	670	771,900
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/34	530	605,530
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 4.25%, 11/1/34	1,740	1,787,311
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	482,354
Pennsylvania State University, 5.00%, 9/1/34	750	884,587
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	842,558
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	294,215
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	626,095

		$13,088,361

Escrowed/Prerefunded — 7.6%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,212,834
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	925	1,018,684
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	175	199,647
Philadelphia, Water and Wastewater Revenue, Prerefunded to 1/1/19, 5.25%, 1/1/32	715	760,431

		$3,191,596

General Obligations — 13.3%
Chester County, 4.00%, 7/15/29	$250	$283,142
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,264,910
Pennsylvania, 4.00%, 4/1/29(1)	3,000	3,213,480
West York Area School District, 5.00%, 4/1/33	750	849,855

		$5,611,387

Security	Principal Amount (000’s omitted)	Value
Hospital — 12.0%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$806,437
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,088,730
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	515,785
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	546,910
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	273,033
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	726,772
Philadelphia Hospitals and Higher Education Facilities Authority, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	750	830,955
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	281,770

		$5,070,392

Housing — 1.7%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$184,711
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	514,785

		$699,496

Insured-Education — 4.3%
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/27	$500	$515,280
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	375	386,460
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	901,740

		$1,803,480

Insured-Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$521,311
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	797,850

		$1,319,161

Insured-Escrowed/Prerefunded — 21.3%
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	$1,250	$1,378,950
Centennial School District, (AGM), Prerefunded to 12/15/18, 5.25%, 12/15/37	660	701,342
Central Greene School District, (AGM), Prerefunded to 2/15/18, 5.00%, 2/15/35	1,000	1,025,630
Erie Sewer Authority, Series A, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	180	149,611
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	1,620	1,700,530
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	500	517,305
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), Prerefunded to 11/1/17, 5.00%, 5/1/37	1,530	1,551,496
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/37	500	526,605
Philadelphia Gas Works, (AMBAC), Prerefunded to 10/1/17, 5.00%, 10/1/37	890	899,568
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	91,209
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	91,242

Security	Principal Amount (000’s omitted)	Value
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	$330	$354,107

		$8,987,595

Insured-General Obligations — 19.0%
Erie School District, (AMBAC), 0.00%, 9/1/30	$1,000	$589,380
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	848,895
Luzerne County, (AGM), 5.00%, 11/15/29	250	281,235
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,312,352
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,562,565
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,017,470
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,415,173

		$8,027,070

Insured-Hospital — 0.7%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$315,325

		$315,325

Insured-Industrial Development Revenue — 2.5%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,074,570

		$1,074,570

Insured-Lease Revenue/Certificates of Participation — 4.2%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$530,325
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,235,619

		$1,765,944

Insured-Special Tax Revenue — 3.2%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,093,340
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	257,252

		$1,350,592

Insured-Transportation — 6.2%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$296,077
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,100	2,303,595

		$2,599,672

Insured-Water and Sewer — 10.5%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$551,930
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,250	931,525
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,605,949
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	1,920	1,363,622

		$4,453,026

Special Tax Revenue — 4.1%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,722,900

		$1,722,900

Transportation — 7.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$503,753
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	790,276

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	$1,000	$1,107,740
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	325	358,508
Philadelphia, Airport Revenue, 5.25%, 6/15/27	500	553,800

		$3,314,077

Water and Sewer — 1.3%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$550,680

		$550,680

Total Tax-Exempt Investments — 153.9% (identified cost $60,533,386)		$64,945,324

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.0)%		$(1,275,052)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (48.2)%		$(20,352,325)

Other Assets, Less Liabilities — (2.7)%		$(1,129,815)

Net Assets Applicable to Common Shares — 100.0%		$42,188,132

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 48.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 20.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Sep-17	$(3,041,227)	$(3,073,750)	$(32,523)

						$(32,523)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $32,523.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,975,942

Gross unrealized appreciation	$4,690,740
Gross unrealized depreciation	(111,358)

Net unrealized appreciation	$4,579,382

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$64,945,324	$—	$64,945,324
Total Investments	$—	$64,945,324	$—	$64,945,324

Liability Description
Futures Contracts	$(32,523)	$—	$—	$(32,523)
Total	$(32,523)	$—	$—	$(32,523)

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017